Consolidated Statements of Cash Flow (CAD)	12 Months Ended			120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013
Cash flows used in operating activities
Net income (loss) for the period	5,658	(181,841)	(36,594)	(7,184,515)
Adjustments to reconcile loss to net cash used by operating activities
Amortization of debt issue costs				205,242
Amortization of property and equipment	933	1,228	1,621	32,829
Receipt of marketable securities for property				(16,000)
Accretion of discount on convertible debt				2,291,794
Bad debt expense				84,952
Imputed interest	56,664	55,944	55,536	385,674
Accounts payable written off				46,281
Mineral property acquisition costs written off				(126,417)
Recovery of exploration costs	(141,354)	(75,000)		(216,354)
Stock-based compensation	1,695	4,058	505	275,598
Shares issued for services				120,000
Shares issued for settlement of rent obligation				19,200
Impairment on investments		20,919	57,837	78,756
Fair value adjustment of derivative liabilities	(29,637)	(139,576)	(439,388)	(1,976,323)
Net loss on sale of marketable securities		37,810	32,206	72,967
Income from discontinued operations				(369,213)
Changes in operating assets and liabilities
Goods and Services Tax receivable	2,762	1,562	(1,378)	43,929
Prepaid expenses and deposits		123	125	(3,124)
Bank overdraft	(1,344)	1,344
Accounts payable and accrued liabilities	21,557	52,657	(40,958)	(94,995)
Receivable from related party	(1,240)			(1,240)
Due to related parties	(56,915)	120,147	37,474	356,616
Net Cash flows used in operating activities	133	(100,625)	(333,014)	(5,672,717)
Cash flows provided by/(used in) investing activities
Mineral interest acquisition costs				(66,417)
Disposal (purchase) of marketable securities		15,422	75,719	(83,827)
Purchase of property and equipment				(35,994)
Net Cash flows used in investing activities		15,422	75,719	(186,238)
Cash flows from financing activities
Advances from related parties				16,238
Debt issue costs				(205,242)
Proceeds from convertible debt				2,226,251
Repayment of debt				(153,400)
Proceeds from issuance of common shares		85,000	267,810	4,006,971
Share subscriptions received				52,277
Share issue costs		(2,000)	(8,487)	(95,134)
Net Cash flows from financing activities		83,000	259,323	5,847,961
Increase (decrease) in cash and cash equivalents	133	(2,203)	2,028	(10,994)
Cash and cash equivalents, beginning of period	7	2,210	182	11,134
Cash and cash equivalents, end of period	140	7	2,210	140